EMPLOYEE EQUITY INCENTIVE PLAN (Stock Option Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options outstanding, beginning balance	50,685,617	42,486,780	48,111,920
Number of Options, Granted		19,800,000	6,800,000
Number of Options, Forfeited	(2,921,040)	(5,034,283)	(6,926,580)
Number of Options, Exercised	(4,710,120)	(6,566,880)	(5,498,560)
Number of Options, Options outstanding, ending balance	43,054,457	50,685,617	42,486,780
Weighted average exercise price, Options outstanding, beginning balance	$ 0.10	$ 0.07	$ 0.08
Weighted average exercise price, Granted		$ 0.10	$ 0.15
Weighted average exercise price, Forfeited	$ 0.11	$ 0.09	$ 0.08
Weighted average exercise price, Exercised	$ 0.06	$ 0.05	$ 0.06
Weighted average exercise price, Options outstanding, ending balance	$ 0.10	$ 0.10	$ 0.07
Weighted average grant-date fair value, Options outstanding, beginning balance	$ 0.07	$ 0.05	$ 0.09
Weighted average grant-date fair value, Granted		$ 0.10	$ 0.06
Weighted average grant-date fair value, Forfeited	$ 0.08	$ 0.05	$ 0.04
Weighted average grant-date fair value, Exercised	$ 0.03	$ 0.03	$ 0.04
Weighted average grant-date fair value, Options outstanding, ending balance	$ 0.08	$ 0.07	$ 0.05